MORGAN STANLEY DEAN WITTER TAX-FREE DAILY INCOME TRUST   Two World Trade Center,
LETTER TO THE SHAREHOLDERS June 30, 1999                New York, New York 10048


DEAR SHAREHOLDER:

We are pleased to present the semiannual report on the operations of Morgan Stanley Dean Witter Tax-Free Daily Income Trust for the six-month period ended June 30, 1999.

Tax-free money-market yields moved upward during this period, following the lead of the taxable money market. This increase in yield reversed the trend of the latter half of 1998 and reflected the market's response to the persistent strength in the U.S. economy. The steady release of robust economic data prompted the Federal Reserve Board to adopt a bias toward higher short-term interest rates in mid-May. The anticipated Fed tightening became reality at the end of June when the federal funds rate was increased from 4.75 percent to 5.00 percent. At the same time, however, the Fed reverted to a neutral stance that appeared to make prospects for another rate hike less likely over the near term. This had a stabilizing effect on the fixed-income markets.


MUNICIPAL MONEY MARKET OVERVIEW

Within the municipal money market, the trend of interest rates was most apparent among securities maturing in six months to one year. Early in the year, one-year yields declined moderately as demand for securities outstripped supply, but from late February through the end of June, yields moved higher along with taxable money-market yields. The Bond Buyer One Year Note Index, a benchmark indicator for the longest maturities in the tax-free money market sector, registered a net increase of 35 basis points, from 3.04 percent at the end of December 1998 to 3.39 percent in late June. Nevertheless, one-year yields as measured by the Index were still 20 basis points lower at the end of June compared to one year earlier. The ratio of the One Year Note Index to the yield for one-year U.S. Treasury bills was 66 percent at the end of June, unchanged from a year earlier. A stable ratio means that performance of securities in this sector of the municipal market has tracked the performance of Treasuries with comparable maturities.

MORGAN STANLEY DEAN WITTER TAX-FREE DAILY INCOME TRUST
LETTER TO THE SHAREHOLDERS June 30, 1999, continued


At the short end of the tax-free money market, interest rates fluctuated in a wider pattern. Yields for variable-rate demand obligations (VRDOs) with daily and weekly rate changes were driven primarily by changing cash flows and fluctuated more widely than yields for longer maturities. Yields for weekly VRDOs moved over a 180-basis-point range from a low of 2.20 percent in early February, when cash inflows were strong, to a high of 4.00 percent during tax season in April. However, during periods when supply and demand were in balance, the municipal money market yield curve was flat with little difference between one-year note yields and yields for daily or weekly VRDOs. The average yield for weekly VRDOs was approximately 3.10 percent for the first half of 1999. This was comparable to the average yield for one-year notes over the same period.


PERFORMANCE AND PORTFOLIO STRATEGY

Morgan Stanley Dean Witter Tax-Free Daily Income Trust's annualized net investment income ratio was 2.34 percent for the six-month period ended June 30, 1999. The Fund's thirty-day average yield was 2.43 percent as of June 30, 1999.

On June 30, the Fund's net assets totaled $494.9 million with 64 percent of the Fund's portfolio invested in VRDOs. Tax-exempt commercial paper and municipal notes, the two other types of securities utilized in the portfolio, comprised 28 percent and 8 percent of the portfolio, respectively. The Fund was broadly diversified geographically with holdings in 38 states.

Portfolio holdings are continuously reviewed to maintain or improve creditworthiness. Particular effort is devoted to monitoring the credit quality of institutions that provide credit enhancement and liquidity facilities for our investments. The Fund has had no exposure to Asian bank letters of credit or liquidity facilities for more than three years.

At the end of June the Fund's average maturity was 57 days, up from 47 days at the end of December. The Fund's weighted average maturity is usually extended each year between mid-June and early July when newly issued one-year tax and revenue anticipation notes (TRANs) come to market in large supply. The addition of longer fixed-rate securities smoothes out portfolio yields by offsetting some of the yield volatility of VRDOs with daily and weekly rate changes.


LOOKING AHEAD

With the rate change in June the Federal Reserve Board has confirmed its previously signaled intention of becoming less accommodative in the face of continued strong domestic economic growth by taking back some of the liquidity it provided in the fall of 1998. In this environment the Fund's average maturity will be monitored carefully in order to meet the stated objectives of stability of principal and liquidity.

MORGAN STANLEY DEAN WITTER TAX-FREE DAILY INCOME TRUST
LETTER TO THE SHAREHOLDERS June 30, 1999, continued


On May 1, 1999, Mitchell M. Merin was named President of the Morgan Stanley Dean Witter Funds. Mr. Merin is the President and Chief Operating Officer of Asset Management for Morgan Stanley Dean Witter & Co. and President, Chief Executive Officer and Director of Morgan Stanley Dean Witter Advisors Inc., the Fund's investment manager. He also serves as Chairman, Chief Executive Officer and Director of the Fund's distributor and transfer agent.

We appreciate your ongoing support of Morgan Stanley Dean Witter Tax-Free Daily Income Trust and look forward to continuing to serve your investment objectives.


Very truly yours,

/s/ Charles A. Fiumefreddo                  /s/ Mitchell M. Merin

CHARLES A. FIUMEFREDDO                      MITCHELL M. MERIN

Chairman of the Board                       President

MORGAN STANLEY DEAN WITTER TAX-FREE DAILY INCOME TRUST
PORTFOLIO OF INVESTMENTS June 30, 1999 (unaudited)


 PRINCIPAL
 AMOUNT IN                                                                                      CURRENT      DEMAND
 THOUSANDS                                                                                       RATE+        DATE*        VALUE
------------------------------------------------------------------------------------------------------------------------------------
            SHORT-TERM VARIABLE RATE MUNICIPAL OBLIGATIONS (67.4%)
            ALABAMA
 $   5,000  Birmingham Medical Clinic Board, University of Alabama Health Services
              Foundation Ser 1991 .............................................................  3.30%     07/08/99    $  5,000,000
            ARIZONA
     3,000  Maricopa County, Arizona Public Service Co Palo Verde 1994 Ser C ..................  3.45      07/01/99       3,000,000
     3,900  Tempe, Excise Tax Ser 1998 ........................................................  3.55      07/01/99       3,900,000
            CALIFORNIA
     8,000  California Public Capital Improvements Financing Authority, Pooled
              Ser 1988 C ......................................................................  3.15      09/15/99       8,000,000
     7,300  Foothill/Eastern Transportation Corridor Agency, Toll Road Ser 1995C ..............  3.30      07/08/99       7,300,000
            CONNECTICUT
     2,500  Connecticut Health & Educational Facilities Authority, Yale University
              Ser T-2 .........................................................................  3.60      07/08/99       2,500,000
            Connecticut Special Assessment, Unemployment Compensation
     6,000    1993 Ser C (FGIC) ...............................................................  3.60      07/01/99       6,000,000
     7,000    1993 Ser C (FGIC) ...............................................................  3.38      07/01/00       7,000,000
            DISTRICT OF COLUMBIA
     4,800  District of Columbia, The American University Ser 1985 ............................  3.50      07/08/99       4,800,000
            FLORIDA
     9,800  Dade County, Water & Sewer Ser 1994 (FGIC) ........................................  3.30      07/08/99       9,800,000
    17,400  Dade County Industrial Development Authority, Dolphins Stadium
              Ser 1985 A** ....................................................................  3.50      07/08/99      17,400,000
     2,000  Escambia County, Gulf Power Co Ser 1997 ...........................................  3.65      07/01/99       2,000,000
            ILLINOIS
     5,000  Chicago, Tender Notes Ser 1999 ....................................................  2.95      01/27/00       5,000,000
    10,000  Illinois Educational Facilities Authority, Northwestern University Ser 1988**......  3.70      07/08/99      10,000,000
     3,685  Illinois Health Facilities Authority, Central Dupage Hospital Assn Ser 1990........  3.45      07/01/99       3,685,000
    10,000  Oak Forest, Homewood South Suburban Mayors & Managers Assn Ser 1989 ...............  3.65      07/08/99      10,000,000
            INDIANA
     5,000  Indiana Health Facilities Authority, Charity Obligated Group -- Daughters
              of Charity National Health System Ser 1997 E ....................................  3.35      07/08/99       5,000,000
            KENTUCKY
     8,700  Mason County, East Kentucky Power Co-op Inc Ser 1984 (NRU-CFC Gtd) ................  3.55      07/08/99       8,700,000

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TAX-FREE DAILY INCOME TRUST
PORTFOLIO OF INVESTMENTS June 30, 1999 (unaudited) continued

 PRINCIPAL
 AMOUNT IN                                                                               CURRENT     DEMAND
 THOUSANDS                                                                                RATE+       DATE*        VALUE
----------------------------------------------------------------------------------------------------------------------------
            LOUISIANA
 $   5,000  New Orleans Aviation Board, Ser 1993 B (MBIA) ............................... 3.60%     07/08/99    $  5,000,000
            MARYLAND
     4,700  Washington Suburban Sanitary District, 1998 Ser BANs ........................ 3.45      07/08/99       4,700,000
            MASSACHUSETTS
     5,000  Massachusetts, Refg 1998 Ser A .............................................. 3.60      07/08/99       5,000,000
     5,000  Massachusetts Bay Transportation Authority, 1984 Ser A ...................... 2.95      09/01/99       5,000,000
            Massachusetts Health & Educational Facilities Authority,
     4,600    Amherst College Ser F ..................................................... 3.70      07/08/99       4,600,000
     4,330    Harvard University Ser 1985 I ............................................. 3.70      07/08/99       4,330,000
     5,000  Massachusetts Water Resources Authority, Multi-Modal Sub 1999 Ser B ......... 3.30      07/08/99       5,000,000
            MICHIGAN
     1,300  Delta County Economic Development Corp, Mead-Escanaba Paper Co
              Ser 1985 E ................................................................ 3.45      07/01/99       1,300,000
            MINNESOTA
     5,000  University of Minnesota Regents, Ser 1999A .................................. 3.50      07/08/99       5,000,000
            MISSOURI
     9,200  Missouri Health & Educational Facilities Authority,
              The Washington University, Ser C & D ...................................... 3.45      07/01/99       9,200,000
            NEW HAMPSHIRE
     5,000  New Hampshire Higher Educational & Health Facilities Authority, St Paul's
              School Ser 1998 ........................................................... 3.60      07/08/99       5,000,000
            NEW JERSEY
     4,000  Gloucester County, Mobil Oil Refining Corp Ser 1993 A ....................... 3.05      07/08/99       4,000,000
     2,600  New Jersey Educational Facilities Authority, College of New Jersey
              Ser 1999 A (AMBAC) ........................................................ 3.50      07/08/99       2,600,000
            NEW YORK
     1,600  Nassau County Industrial Development Agency, 1999 Cold Spring Harbor
              Laboratory ................................................................ 3.35      07/01/99       1,600,000
     1,245  New York City Municipal Water Finance Authority, 1994 Ser C (FGIC) .......... 3.70      07/01/99       1,245,000
     4,000  Port Authority of New York & New Jersey, Ser 2 .............................. 3.60      07/01/99       4,000,000
            NORTH CAROLINA
     3,400  Asheville, Ser 1993 A COPs .................................................. 3.30      07/08/99       3,400,000
     5,000  North Carolina Medical Care Commission, Duke University Hospital
              Ser 1985 B ................................................................ 3.65      07/08/99       5,000,000
     4,000  Wake County Industrial & Pollution Control Facilities Authority,
              Carolina Power & Light Ser 1990 A ......................................... 3.85      07/01/99       4,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TAX-FREE DAILY INCOME TRUST
PORTFOLIO OF INVESTMENTS June 30, 1999 (unaudited) continued

 PRINCIPAL
 AMOUNT IN                                                                             CURRENT     DEMAND
 THOUSANDS                                                                              RATE+       DATE*         VALUE
--------------------------------------------------------------------------------------------------------------------------
            OHIO
 $   4,400  Columbus, Unlimited Tax Ser 1995-1 ........................................ 3.65%     07/08/99    $  4,400,000
    10,000  Cuyahoga County, Cleveland Clinic Health System Obligated Group
              Ser 1998A ............................................................... 3.50      07/08/99      10,000,000
            OKLAHOMA
            Oklahoma Water Resources Board,
    12,000    State Loan Program Ser 1994A & 1999 ..................................... 2.90      09/01/99      12,000,000
     4,465    State Loan Program Ser 1995 ............................................. 2.95      09/01/99       4,465,000
            OREGON
     5,000  Oregon, Veterans' Ser 73 E ................................................ 3.50      07/08/99       5,000,000
            PENNSYLVANIA
     2,100  Delaware County Industrial Development Authority, United Parcel Service
              of America Ser 1985 ..................................................... 3.80      07/01/99       2,100,000
     3,100  York General Authority, Pooled Ser 1996 ................................... 3.80      07/08/99       3,100,000
            PUERTO RICO
     1,300  Puerto Rico Highway & Transportation Authority, 1998 Ser A (AMBAC) ........ 3.10      07/08/99       1,300,000
            SOUTH CAROLINA
            York County,
     7,600    North Carolina Electric Membership Corporation, Ser 1984 N-5
              (NRU-CFC Gtd) ........................................................... 3.00      09/15/99       7,600,000
     8,410   Saluda River Electric Co-op Inc Ser 1984 E-1 & E-2 (NRU-CFC Gtd) ......... 2.75      08/16/99       8,410,000
     2,800  South Carolina Jobs Economic Development Authority, St Francis Hospital
              Ser 1990 ................................................................ 3.85      07/01/99       2,800,000
            TENNESSEE
     2,500  Metropolitan Nashville Airport Authority, American Airlines Refg
              Ser 1995 B .............................................................. 3.85      07/01/99       2,500,000
    15,000  Clarksville Public Building Authority, Pooled Financing Ser 1995 .......... 3.80      07/08/99      15,000,000
            TEXAS
            Harris County Health Facilities Development Corporation,
     5,000    Methodist Hospital Ser 1994 ............................................. 3.50      07/01/99       5,000,000
     3,300    St Luke's Episcopal Hospital Ser 1997 A ................................. 3.85      07/01/99       3,300,000
     4,700  Lower Neches Valley Authority, Chevron USA Inc Ser 1987 ................... 2.75      08/16/99       4,700,000
            UTAH
    10,000  Intermountain Power Agency, 1985 Ser F .................................... 3.10      09/15/99      10,000,000
            VIRGINIA
     5,100  Roanoke Industrial Development Authority, Carilion Health System
              Ser 1997 A .............................................................. 3.50      07/01/99       5,100,000

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TAX-FREE DAILY INCOME TRUST
PORTFOLIO OF INVESTMENTS June 30, 1999 (unaudited) continued

 PRINCIPAL
 AMOUNT IN                                                                          CURRENT     DEMAND
 THOUSANDS                                                                           RATE+       DATE*        VALUE
-----------------------------------------------------------------------------------------------------------------------
            WASHINGTON
 $   8,500  Washington, Ser 1996 A ................................................  3.25%     07/08/99    $  8,500,000
    10,600  Washington Health Care Facilities Authority, Virginia Mason Medical
              Center Ser 1997 B ...................................................  3.85      07/01/99      10,600,000
            WEST VIRGINIA
     5,000  Pleasants County Commission, American Cyanamid Co Ser 1985 ............  3.60      07/08/99       5,000,000
            WYOMING
            Lincoln County,
     1,700    Exxon Corp Ser 1984 C ...............................................  3.80      07/01/99       1,700,000
     2,100    Pacificorp Ser 1984 (AMBAC) .........................................  3.50      07/01/99       2,100,000
                                                                                                           ------------
            TOTAL SHORT-TERM VARIABLE RATE MUNICIPAL OBLIGATIONS (Amortized Cost $333,735,000) .......      333,735,000
                                                                                                           ------------

                                                                                                 YIELD TO
                                                                                                 MATURITY
                                                                         COUPON     MATURITY    ON DATE OF
                                                                          RATE        DATE       PURCHASE
                                                                         ------     --------    ----------
          TAX-EXEMPT COMMERCIAL PAPER (30.2%)
          FLORIDA
 5,000    Jacksonville Electric Authority, Ser C ....................     3.25%      09/10/99       3.25%     5,000,000
          GEORGIA
10,000    Georgia Municipal Gas Authority, Southern
            Portfolio I Ser D .......................................     3.10       08/10/99       3.10     10,000,000
          HAWAII
 6,200    Hawaii Department of Budget & Finance, Citizens
            Utilities Co Ser 1985 ...................................     3.15       08/11/99       3.15      6,200,000
          LOUISIANA
 8,000    Louisiana, Ser 1991-A .....................................     3.15       09/09/99       3.15      8,000,000
10,000    Plaquemines Port Harbor & Terminal District,
            Electric-Coal Transfer Co Ser 1985 D ....................     3.10       10/20/99       3.10     10,000,000
          MARYLAND
          Baltimore County,
 5,000      Metro District Ser 1995 BANs ............................     2.80       08/18/99       2.80      5,000,000
 7,100      Metro District Ser 1995 BANs ............................     2.95       09/08/99       2.95      7,100,000
          NEW HAMPSHIRE
 5,000    New Hampshire State Business Finance Authority,
            New England Power Co Ser 1993 B .........................     3.05       08/12/99       3.05      5,000,000
          NORTH CAROLINA
 7,200    North Carolina Eastern Municipal Power Agency,
            Ser 1996 ................................................     2.70       07/20/99       2.70      7,200,000
          OHIO
 7,600    Ohio Air Quality Development Authority,
            Cleveland Electric Illuminating Co 1988
            Ser B (FGIC) ............................................     3.15       08/06/99       3.15      7,600,000

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TAX-FREE DAILY INCOME TRUST
PORTFOLIO OF INVESTMENTS June 30, 1999 (unaudited) continued

                                                                                                   YIELD TO
 PRINCIPAL                                                                                         MATURITY
 AMOUNT IN                                                                 COUPON      MATURITY   ON DATE OF
 THOUSANDS                                                                  RATE         DATE      PURCHASE        VALUE
----------------------------------------------------------------------------------------------------------------------------
            PENNSYLVANIA
 $   8,450  Montgomery County Industrial Development Authority, PECO
              Energy Co 1994 Ser A ........................................ 3.05%      10/07/99      3.05%     $   8,450,000
            SOUTH CAROLINA
            South Carolina Public Service Authority,
     8,300    Santee Cooper Ser 1998 ...................................... 3.30       09/09/99      3.30          8,300,000
     7,600    Santee Cooper Ser 1998 ...................................... 3.35       10/06/99      3.35          7,600,000
            TEXAS
            Houston,
     7,000    Water & Sewer 1994 Ser A .................................... 2.85       07/20/99      2.85          7,000,000
     8,000    Water & Sewer 1994 Ser A .................................... 3.00       07/27/99      3.00          8,000,000
     5,000    Water & Sewer 1994 Ser A .................................... 3.00       08/24/99      3.00          5,000,000
            WASHINGTON
            Seattle,
     5,000    Municipal Light & Power Ser 1990 ............................ 3.20       07/15/99      3.20          5,000,000
    11,000    Municipal Light & Power Ser 1991 B .......................... 3.20       07/22/99      3.20         11,000,000
     6,000    Municipal Light & Power Ser 1991 B .......................... 3.15       08/19/99      3.15          6,000,000
            WISCONSIN
    12,000  Wisconsin, Transportation Notes 1997 Ser A .................... 3.35       09/14/99      3.35         12,000,000
                                                                                                               -------------
            TOTAL TAX-EXEMPT COMMERCIAL PAPER (Amortized Cost $149,450,000) ...............................      149,450,000
                                                                                                               -------------
            SHORT-TERM MUNICIPAL NOTES (8.1%)
            IDAHO
     5,000  Idaho, Ser 1999 TANs, dtd 07/01/99 (WI) ....................... 4.25       06/30/00      3.40          5,040,950
            INDIANA
            Indianapolis Local Improvement Bond Bank,
     3,450    Ser 1998 E Notes, dtd 12/17/98 .............................. 3.50       07/12/99      2.95          3,450,561
     5,900    Ser 1999 B Notes, dtd 06/17/99 .............................. 4.00       01/10/00      3.25          5,922,939
            IOWA
            Iowa School Corporations,
     3,300    Warrant Certificates 1998-99 Ser B (FSA), dtd 01/28/99 ...... 3.50       01/28/00      2.97          3,309,805
     7,000    Warrant Certificates 1999-2000 Ser A (FSA), dtd 06/24/99 .... 4.00       06/23/00      3.23          7,051,015
            KENTUCKY
    10,000  Kentucky Asset/Liability Commission, 1999 Ser A TRANs,
              dtd 07/01/99 (WI) ........................................... 4.25       06/28/00      3.375        10,083,900
            NEW MEXICO
     5,000  New Mexico, Ser 1999-2000 Ser A TRANs, dtd 07/01/99 (WI) ...... 4.00       06/30/00      3.23          5,037,150
                                                                                                               -------------
            TOTAL SHORT-TERM MUNICIPAL NOTES (Amortized Cost $39,896,320)..................................       39,896,320
                                                                                                               -------------
            TOTAL INVESTMENTS (Amortized Cost $523,081,320) (a)................................      105.7%      523,081,320
            LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS ....................................       (5.7)      (28,162,995)
                                                                                                               -------------
            NET ASSETS ........................................................................      100.0%    $ 494,918,325
                                                                                                     ======    =============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TAX-FREE DAILY INCOME TRUST
PORTFOLIO OF INVESTMENTS June 30, 1999 (unaudited) continued

---------------
 BANs    Bond Anticipation Notes.
 COPs    Certificates of Participation.
NRU-CFC  National Rural Utilities - Cooperative Finance Corporation.
 TANs    Tax Anticipation Notes.
 TRANs   Tax and Revenue Anticipation Notes.
  WI     Security purchased on a "when-issued" basis.
   +     Rate shown is the rate in effect at June 30, 1999.
   *     Date on which the principal amount can be recovered through demand.
  ** All or a portion of these securities have been segregated in connection with the purchase of "when-issued" securities and a delayed delivery security.
  (a)    Cost is the same for federal income tax purposes.

Bond Insurance:
---------------
 AMBAC   AMBAC Assurance Corporation.
 FGIC    Financial Guaranty Insurance Company.
  FSA    Financial Security Assurance Inc.
 MBIA    Municipal Bond Investors Assurance Corporation.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TAX-FREE DAILY INCOME TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
June 30, 1999 (unaudited)

ASSETS :
Investments in securities, at value
   (amortized cost $523,081,320) ...............   $523,081,320
Cash ...........................................      1,141,412
Receivable for :
     Interest ..................................      2,342,210
     Investments sold ..........................          9,754
Prepaid expenses and other assets ..............        105,514
                                                   ------------
     TOTAL ASSETS ..............................    526,680,210
                                                   ------------
LIABILITIES :
Payable for :
     Investments purchased .....................     27,162,000
     Shares of beneficial interest
        repurchased ............................      4,240,322
     Investment management fee .................        224,312
     Plan of distribution fee ..................         44,867
Accrued expenses ...............................         90,384
                                                   ------------
     TOTAL LIABILITIES .........................     31,761,885
                                                   ------------
     NET ASSETS ................................   $494,918,325
                                                   ============
COMPOSITION OF NET ASSETS :
Paid-in-capital ................................   $494,918,192
Accumulated undistributed net investment
   income ......................................            133
                                                   ------------
     NET ASSETS ................................   $494,918,325
                                                   ============
NET ASSET VALUE PER SHARE,
   494,918,192 shares outstanding (unlimited
   shares authorized of $.01 par value).........          $1.00
                                                          =====

STATEMENT OF OPERATIONS
For the six months ended June 30, 1999 (unaudited)

NET INVESTMENT INCOME :
INTEREST INCOME ................................     $7,882,676
                                                     ----------
EXPENSES
Investment management fee ......................      1,278,186
Plan of distribution fee .......................        243,876
Transfer agent fees and expenses ...............        193,257
Registration fees ..............................         65,163
Professional fees ..............................         42,904
Shareholder reports and notices ................         35,787
Custodian fees .................................         12,699
Trustees' fees and expenses ....................          9,290
Other ..........................................          3,276
                                                     ----------
     TOTAL EXPENSES ............................      1,884,438
Less : expense offset ..........................        (12,658)
                                                     ----------
     NET EXPENSES ..............................      1,871,780
                                                     ----------
     NET INVESTMENT INCOME .....................      6,010,896
     NET REALIZED GAIN .........................            429
                                                     ----------
NET INCREASE ...................................     $6,011,325
                                                     ==========

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TAX-FREE DAILY INCOME TRUST
FINANCIAL STATEMENTS, continued


STATEMENT OF CHANGES IN NET ASSETS

                                                         FOR THE SIX       FOR THE YEAR
                                                         MONTHS ENDED          ENDED
                                                        JUNE 30, 1999    DECEMBER 31, 1998
------------------------------------------------------------------------------------------
                                                          (unaudited)
INCREASE (DECREASE) IN NET ASSETS :
OPERATIONS :
Net investment income ................................  $  6,010,896      $  14,720,592
Net realized gain ....................................           429              2,153
                                                        ------------      -------------
   NET INCREASE ......................................     6,011,325         14,722,745
                                                        ------------      -------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM :
Net investment income ................................    (6,011,338)       (14,720,472)
Net realized gain ....................................           (74)                --
                                                        ------------      -------------
   TOTAL DIVIDENDS AND DISTRIBUTIONS .................    (6,011,412)       (14,720,472)
                                                        ------------      -------------
Net decrease from transactions in shares of beneficial
  interest ...........................................    (3,153,716)       (19,368,358)
                                                        ------------      -------------
   NET DECREASE ......................................    (3,153,803)       (19,366,085)
NET ASSETS :
Beginning of period ..................................   498,072,128        517,438,213
                                                        ------------      -------------
   END OF PERIOD
   (Including undistributed net investment income of
   $133 and $575, respectively).......................  $494,918,325      $ 498,072,128
                                                        ============      =============

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TAX-FREE DAILY INCOME TRUST
NOTES TO FINANCIAL STATEMENTS June 30, 1999 (unaudited)


1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Tax-Free Daily Income Trust (the "Fund"), is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of daily income which is exempt from federal income tax, consistent with stability of principal and liquidity. The Fund was incorporated in Maryland on March 24, 1980, commenced operations on February 20, 1981 and reorganized as a Massachusetts business trust on April 30, 1987.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued at amortized cost, which approximates market value.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Fund amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to shareholders as of the close of each business day.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of the daily net assets not exceeding $500 million; 0.425% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to

MORGAN STANLEY DEAN WITTER TAX-FREE DAILY INCOME TRUST
NOTES TO FINANCIAL STATEMENTS June 30, 1999 (unaudited) continued


the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.325% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.30% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.275% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3 billion; and 0.25% to the portion of the daily net assets exceeding $3 billion.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Fund's shares and, in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection therewith.

Under the Plan, the Distributor bears the expense of all promotional and distribution related activities on behalf of the Fund, except for expenses that the Trustees determine to reimburse, as described below. The following activities and services may be provided by the Distributor and other broker-dealers under the Plan: (1) compensation to, and expenses of, Morgan Stanley Dean Witter Financial Advisors and other selected broker-dealers; (2) sales incentives and bonuses to sales representatives and to marketing personnel in connection with promoting sales of the Fund's shares; (3) expenses incurred in connection with promoting sales of the Fund's shares; (4) preparing and distributing sales literature; and (5) providing advertising and promotional activities, including direct mail solicitation and television, radio, newspaper, magazine and other media advertisements.

The Fund is authorized to reimburse the Distributor for specific expenses the Distributor incurs or plans to incur in promoting the distribution of the Fund's shares. The amount of each monthly reimbursement payment may in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets. For the six months ended June 30, 1999, the distribution fee was accrued at the annual rate of 0.09%.

MORGAN STANLEY DEAN WITTER TAX-FREE DAILY INCOME TRUST
NOTES TO FINANCIAL STATEMENTS June 30, 1999 (unaudited) continued


4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales/maturities of portfolio securities for the six months ended June 30, 1999 aggregated $582,280,435 and $557,844,590, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At June 30, 1999, the Fund had transfer agent fees and expenses payable of approximately $11,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended June 30, 1999 included in Trustees' fees and expenses in the Statement of Operations amounted to $2,884. At June 30, 1999, the Fund had an accrued pension liability of $50,817 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                                          FOR THE SIX       FOR THE YEAR
                                                                          MONTHS ENDED          ENDED
                                                                         JUNE 30, 1999    DECEMBER 31, 1998
                                                                       ----------------- ------------------
                                                                          (unaudited)
Shares sold ..........................................................     526,010,028      1,102,902,492
Shares issued in reinvestment of dividends and distributions .........       6,011,413         14,720,472
                                                                           -----------      -------------
                                                                           532,021,441      1,117,622,964
Shares repurchased ...................................................    (535,175,157)    (1,136,991,322)
                                                                          ------------     --------------
Net decrease in shares outstanding ...................................      (3,153,716)       (19,368,358)
                                                                          ============     ==============

6. FEDERAL INCOME TAX STATUS

At December 31, 1998 the Fund had a net capital loss carryover of approximately $400, which will be available through December 31, 2002 to offset future capital gains to the extent provided by regulations.

MORGAN STANLEY DEAN WITTER TAX-FREE DAILY INCOME TRUST
FINANCIAL HIGHLIGHTS


Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:



                                                   FOR THE SIX                      FOR THE YEAR ENDED DECEMBER 31,
                                                  MONTHS ENDED       ------------------------------------------------------------
                                                  JUNE 30, 1999       1998         1997         1996         1995         1994
---------------------------------------------------------------------------------------------------------------------------------
                                                   (unaudited)
SELECTED PER SHARE DATA :
Net asset value, beginning of period ...........     $  1.00         $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                     -------         -------      -------      -------      -------      -------
Net investment income ..........................       0.012           0.028        0.029        0.028        0.032        0.022
Less dividends from net investment income ......      (0.012)         (0.028)      (0.029)      (0.028)      (0.032)      (0.022)
                                                     -------         -------      -------      -------      -------      -------
Net asset value, end of period .................     $  1.00         $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                     =======         =======      =======      =======      =======      =======
TOTAL RETURN ...................................        1.17%(1)        2.80%        2.98%        2.83%        3.22%        2.25%

RATIOS TO AVERAGE NET ASSETS:
Expenses .......................................        0.73%(2)        0.72%(3)     0.72%(3)     0.71%        0.72%        0.71%
Net investment income ..........................        2.34%(2)        2.75%        2.93%        2.76%        3.16%        2.22%

SUPPLEMENTAL DATA:
Net assets, end of period, in millions .........        $495            $498         $517         $522         $522         $544

-------------
(1)   Not annualized.
(2)   Annualized.
(3)   Does not reflect the effect of expense offset of 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder


OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Katherine H. Stromberg
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036


INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048


The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.



MORGAN STANLEY
DEAN WITTER
TAX-FREE DAILY
INCOME TRUST


[Graphic]


SEMIANNUAL REPORT
June 30, 1999